Exhibit 99.21

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J2
Start - End Dates:	10/2020 - 2/2021
Deal Loan Count:	7

Loan Level Tape Compare Upload

Loans in Report	7
Loan Number	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	CIM2021J20105	XXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	CIM2021J20105	XXX	Months Reserves	34.00	33.64
XXXXXX	CIM2021J20105	XXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	CIM2021J20105	XXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	CIM2021J20111	XXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	CIM2021J20111	XXX	Months Reserves	28.00	51.13
XXXXXX	CIM2021J20167	XXX	HOA Monthly Premium	1685.00	1685.08
XXXXXX	CIM2021J20167	XXX	Months Reserves	45.00	45.10
XXXXXX	CIM2021J20249	XXX	Months Reserves	47.00	32.35
XXXXXX	CIM2021J20249	XXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	CIM2021J20250	XXX	Months Reserves	106.00	105.29
XXXXXX	CIM2021J20250	XXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	CIM2021J20251	XXX	Months Reserves	241.00	124.85
XXXXXX	CIM2021J20251	XXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	CIM2021J20261	XXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	CIM2021J20261	XXX	Months Reserves	264.00	264.62
XXXXXX	CIM2021J20261	XXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	CIM2021J20261	XXX	Origination Date	XXXXXX	XXXXXX

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